CONVERTIBLE SENIOR NOTE (Narrative) (Details) (USD $)	0 Months Ended			12 Months Ended
	Mar. 01, 2012	Feb. 25, 2011	Mar. 18, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Number of shares covered by share purchase warrant				160,000,000	280,000,000
Warrants				$ 10,419,000	$ 15,566,332
Amortization of the debt discount					36,297	294,543
Debt instrument, reduction in principal balance due to repayment						9,310,000
Convertible Senior Note Warrants [Member]
Debt Instrument [Line Items]
Number of shares covered by share purchase warrant			80,000,000
Exercise price of warrants			0.125
Warrant term				5 years
Warrants			677,332
Convertible Senior Note [Member]
Debt Instrument [Line Items]
Note issuance date				Mar. 18, 2009
Aggregate principal amount			6,775,400
Debt conversion, price per share			$ 0.08915
Annual rate			8.00%				7.00%
Minimum interest rate					6.00%
Maximum interest rate					8.00%
Beneficial conversion feature, amount			3,667,931
Debt discount			4,345,263
Amortization of the debt discount					36,297	294,543	585,627
Prepaid principal amount of convertible senior note, percent	30.00%	70.00%
Debt instrument, reduction in principal balance due to repayment		$ 9,310,000
Prepaid portion, convertible American Depositary Shares	570,000	1,330,000
Prepaid portion, convertible shares	22,800,000	53,200,000
Interest rate on outstanding term loan				31.85%	37.01%